17. Taxes (Details 1) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
DisclosureOfTaxesLineItems [Line Items]
Current assets, other taxes		$ 2,177	$ 1,051
Non-current assets, other taxes		3,158	3,939
Current liabilities, other taxes		2,636	3,424
Non-current liabilities, other taxes	[1]	406	535
Country of domicile [member]
DisclosureOfTaxesLineItems [Line Items]
Current assets, other taxes		2,168	1,034
Non-current assets, other taxes		3,148	3,928
Current liabilities, other taxes		2,623	3,406
Non-current liabilities, other taxes	[1]	406	535
Country of domicile [member] | Others [member]
DisclosureOfTaxesLineItems [Line Items]
Current assets, other taxes		87	31
Non-current assets, other taxes		119	153
Current liabilities, other taxes		117	189
Non-current liabilities, other taxes	[1]	275	225
Country of domicile [member] | Withholding income taxes [member]
DisclosureOfTaxesLineItems [Line Items]
Current assets, other taxes
Non-current assets, other taxes
Current liabilities, other taxes		106	232
Non-current liabilities, other taxes	[1]
Country of domicile [member] | Current / Non-current ICMS (VAT) [member]
DisclosureOfTaxesLineItems [Line Items]
Current assets, other taxes		507	555
Non-current assets, other taxes		293	364
Current liabilities, other taxes		642	759
Non-current liabilities, other taxes
Country of domicile [member] | Claim to recover PIS and COFINS [Member]
DisclosureOfTaxesLineItems [Line Items]
Non-current assets, other taxes		681	820
Country of domicile [member] | CIDE [member]
DisclosureOfTaxesLineItems [Line Items]
Current assets, other taxes		4	31
Non-current assets, other taxes
Current liabilities, other taxes		41	45
Non-current liabilities, other taxes
Country of domicile [member] | PIS and COFINS - exclusion of ICMS (VAT tax) from the basis of calculation [member]
DisclosureOfTaxesLineItems [Line Items]
Current assets, other taxes		1,230
Country of domicile [member] | Current / Non-current PIS and COFINS [member]
DisclosureOfTaxesLineItems [Line Items]
Current assets, other taxes		340	417
Non-current assets, other taxes		2,055	2,591
Current liabilities, other taxes		544	252
Non-current liabilities, other taxes	[1]	37	44
Country of domicile [member] | Production taxes [member]
DisclosureOfTaxesLineItems [Line Items]
Current liabilities, other taxes		1,173	1,929
Non-current liabilities, other taxes	[1]	94	266
Abroad [member]
DisclosureOfTaxesLineItems [Line Items]
Current assets, other taxes		9	17
Non-current assets, other taxes		10	11
Current liabilities, other taxes		13	18
Non-current liabilities, other taxes	[1]

[1]	Other non-current taxes are classified as other non-current liabilities.